UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 89.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.903%, with maturity at 2035(1)	$7,727	$8,203,773
2.927%, with maturity at 2034(1)	1,857	1,971,684
4.50%, with maturity at 2035	5,849	6,280,107
5.00%, with various maturities to 2018	2,398	2,541,934
5.50%, with various maturities to 2032	4,092	4,345,080
6.00%, with various maturities to 2035	15,380	17,089,570
6.50%, with various maturities to 2036	39,993	45,326,627
6.87%, with maturity at 2024	117	134,137
7.00%, with various maturities to 2035	20,116	23,091,404
7.09%, with maturity at 2023	459	526,677
7.25%, with maturity at 2022	723	832,789
7.31%, with maturity at 2027	148	164,741
7.50%, with various maturities to 2035	19,946	23,424,224
7.63%, with maturity at 2019	191	211,201
7.75%, with maturity at 2018	13	14,299
7.78%, with maturity at 2022	91	104,868
7.85%, with maturity at 2020	151	170,089
8.00%, with various maturities to 2028	5,317	5,991,842
8.13%, with maturity at 2019	308	341,705
8.15%, with various maturities to 2021	177	203,089
8.25%, with maturity at 2017	29	32,176
8.50%, with various maturities to 2031	4,910	5,767,053
9.00%, with various maturities to 2027	3,155	3,450,055
9.25%, with maturity at 2017	24	25,309
9.50%, with various maturities to 2026	1,085	1,241,986
10.50%, with maturity at 2020	388	442,561
11.00%, with maturity at 2015	7	7,618

		$151,936,598

Federal National Mortgage Association:
2.033%, with maturity at 2026(1)	$697	$718,997
2.05%, with maturity at 2022(1)	1,332	1,361,688
2.104%, with maturity at 2022(1)	1,052	1,073,680
2.186%, with maturity at 2031(1)	2,062	2,106,379
2.207%, with various maturities to 2033(1)	2,860	2,953,798
2.213%, with various maturities to 2035(1)	22,172	22,945,419
2.234%, with maturity at 2035(1)	1,382	1,425,418
2.257%, with maturity at 2040(1)	1,464	1,540,284
2.436%, with maturity at 2037(1)	4,507	4,685,846
2.741%, with maturity at 2036(1)	1,265	1,304,343
3.161%, with maturity at 2036(1)	1,362	1,402,863
3.558%, with maturity at 2021(1)	995	1,030,727
3.652%, with maturity at 2034(1)	5,242	5,692,019
3.735%, with maturity at 2035(1)	5,708	6,198,652
3.791%, with maturity at 2036(1)	396	419,110
3.962%, with maturity at 2034(1)	4,914	5,336,157
4.024%, with maturity at 2036(1)	18,264	19,833,974
4.318%, with maturity at 2035(1)	5,792	6,370,218
4.71%, with maturity at 2034(1)	14,472	15,849,652
5.00%, with maturity at 2027	352	384,630

Security	Principal Amount (000’s omitted)	Value
5.50%, with various maturities to 2030	$7,341	$7,787,354
6.00%, with various maturities to 2038	18,685	20,834,976
6.50%, with various maturities to 2038	134,163	151,558,289
6.60%, with maturity at 2025(2)	167	183,414
7.00%, with various maturities to 2036	74,863	85,949,834
7.25%, with maturity at 2023	2	2,398
7.50%, with various maturities to 2032	6,172	7,222,364
7.875%, with maturity at 2021	541	629,026
8.00%, with various maturities to 2032	26,143	30,958,478
8.019%, with maturity at 2030(2)	10	12,467
8.25%, with maturity at 2025	211	248,702
8.33%, with maturity at 2020	415	474,189
8.50%, with various maturities to 2032	4,690	5,588,054
8.509%, with maturity at 2021(2)	53	61,791
9.00%, with various maturities to 2030	602	713,783
9.482%, with maturity at 2020(2)	12	12,810
9.50%, with various maturities to 2030	1,197	1,385,377
9.604%, with maturity at 2021(2)	50	56,473
9.646%, with maturity at 2025(2)	18	21,467
9.75%, with maturity at 2019	10	12,158
9.857%, with maturity at 2021(2)	49	57,406
9.994%, with maturity at 2023(2)	34	40,051
10.00%, with maturity at 2025(2)	15	16,445
10.073%, with maturity at 2025(2)	6	6,290
10.10%, with maturity at 2021(2)	34	39,191
11.00%, with maturity at 2020	195	209,697
11.465%, with maturity at 2021(2)	4	4,804
11.499%, with maturity at 2019(2)	10	10,642
11.929%, with maturity at 2018(2)	9	9,178
12.71%, with maturity at 2015(2)	12	12,667

		$416,753,629

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$258	$265,417
2.00%, with maturity at 2026(1)	261	272,325
6.00%, with various maturities to 2033	38,296	44,093,149
6.10%, with maturity at 2033	9,233	10,535,053
6.50%, with various maturities to 2034	10,043	11,414,008
7.00%, with various maturities to 2034	25,244	29,485,914
7.25%, with maturity at 2022	12	12,704
7.50%, with various maturities to 2025	3,807	4,419,708
8.00%, with various maturities to 2027	5,670	6,563,329
8.25%, with maturity at 2019	75	84,249
8.30%, with maturity at 2020	26	30,072
8.50%, with various maturities to 2018	688	753,827
9.00%, with various maturities to 2027	4,211	5,183,622
9.50%, with various maturities to 2026	2,621	3,175,534

		$116,288,911

Total Mortgage Pass-Throughs (identified cost $665,627,984)		$684,979,138

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$162	$184,951
Series 1822, Class Z, 6.90%, 3/15/26	784	879,011
Series 1829, Class ZB, 6.50%, 3/15/26	344	379,694
Series 1896, Class Z, 6.00%, 9/15/26	419	458,818
Series 2075, Class PH, 6.50%, 8/15/28	198	221,139
Series 2091, Class ZC, 6.00%, 11/15/28	735	811,230
Series 2102, Class Z, 6.00%, 12/15/28	185	203,657
Series 2115, Class K, 6.00%, 1/15/29	1,385	1,535,816
Series 2142, Class Z, 6.50%, 4/15/29	446	493,980
Series 2245, Class A, 8.00%, 8/15/27	6,123	7,150,990

		$12,319,286

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$189	$215,084
Series G92-44, Class ZQ, 8.00%, 7/25/22	145	156,599
Series G93-36, Class ZQ, 6.50%, 12/25/23	7,702	8,607,404
Series 1993-16, Class Z, 7.50%, 2/25/23	258	293,642
Series 1993-39, Class Z, 7.50%, 4/25/23	706	801,600
Series 1993-45, Class Z, 7.00%, 4/25/23	860	973,672
Series 1993-149, Class M, 7.00%, 8/25/23	282	317,819
Series 1993-178, Class PK, 6.50%, 9/25/23	590	664,465
Series 1993-250, Class Z, 7.00%, 12/25/23	90	93,307
Series 1994-40, Class Z, 6.50%, 3/25/24	602	676,294
Series 1994-42, Class K, 6.50%, 4/25/24	2,764	3,104,555
Series 1994-82, Class Z, 8.00%, 5/25/24	1,074	1,228,437
Series 1997-81, Class PD, 6.35%, 12/18/27	374	418,121
Series 2000-49, Class A, 8.00%, 3/18/27	598	701,413
Series 2001-81, Class HE, 6.50%, 1/25/32	1,361	1,519,672
Series 2002-1, Class G, 7.00%, 7/25/23	365	408,269
Series 2005-37, Class SU, 28.568%, 3/25/35(3)	2,194	3,201,971

		$23,382,324

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$386	$436,824

		$436,824

Total Collateralized Mortgage Obligations (identified cost $33,595,657)		$36,138,434

U.S. Government Agency Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,135,531
5.75%, 6/12/26	2,720	3,314,801

Total U.S. Government Agency Obligations (identified cost $7,423,170)		$8,450,332

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,279,064

Total U.S. Treasury Obligations (identified cost $6,172,573)		$8,279,064

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	$24,602	$24,601,663

Total Short-Term Investments (identified cost $24,601,663)		$24,601,663

Total Investments — 99.1% (identified cost $737,421,047)		$762,448,631

Other Assets, Less Liabilities — 0.9%		$6,716,906

Net Assets — 100.0%		$769,165,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $3,291.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$746,736,220

Gross unrealized appreciation	$23,544,828
Gross unrealized depreciation	(7,832,417)

Net unrealized appreciation	$15,712,411

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	400 U.S. 5-Year Treasury Note	Long	$48,406,250	$48,250,000	$(156,250)

					$(156,250)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(895,320)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	4,195,200

						$3,299,880

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$200,000,000	$2,530,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of period	$—	$—

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(156,250)*
Swap contracts	4,195,200	(895,320)

Total	$4,195,200	$(1,051,570)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$684,979,138	$—	$684,979,138
Collateralized Mortgage Obligations	—	36,138,434	—	36,138,434
U.S. Government Agency Obligations	—	8,450,332	—	8,450,332
U.S. Treasury Obligations	—	8,279,064	—	8,279,064
Short-Term Investments	—	24,601,663	—	24,601,663
Total Investments	$—	$762,448,631	$—	$762,448,631
Swap Contracts	$—	$4,195,200	$—	$4,195,200
Total	$—	$766,643,831	$—	$766,643,831

Liability Description
Futures Contracts	$(156,250)	$—	$—	$(156,250)
Swap Contracts	—	(895,320)	—	(895,320)
Total	$(156,250)	$(895,320)	$—	$(1,051,570)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014